Leases, Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Operating lease cost	$ 185	$ 161
Short-term lease expense	$ 35	$ 36